Advances for drilling units under construction and related costs	12 Months Ended
Dec. 31, 2015
Advances For Drilling Units Under Construction And Related Costs [Abstract]
Advances for drilling units under construction and related costs
5. Advances for drilling units under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the drilling unit building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2.  For the years ended December 31, 2014 and 2015, the movement of the advances for drilling units under construction and related costs was as follows:

	December 31,
	2014	2015
Balance at beginning of year	$662,313	$622,507
Advances for drilling units under construction and related costs	688,832	500,031
Drilling units delivered	(728,638)	(727,686)
Balance at end of year	$622,507	$394,852

On March 24, 2014 and March 5, 2015, the Company took delivery of the drilling units Ocean Rig Athena and Ocean Rig Apollo, respectively.

The Company has advanced $148,632 to the yard for the Ocean Rig Santorini, which is equipped with two blow-out preventers and is scheduled for delivery in 2017. The total project cost is estimated to be approximately $679,470.
The Company has also advanced $108,400 and $76,600, respectively, to the yard for each of the new two drilling units under construction, the Ocean Rig Crete and the Ocean Rig Amorgos, which are scheduled for delivery in 2018 and in 2019 respectively. The total project cost for the construction of each drilling unit is estimated to be approximately $743,000.